EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON AUGUST 14, 2024	6 Months Ended
Jun. 30, 2024
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON AUGUST 14, 2024

Note 10 – Events Subsequent to the Date of the Form 10-Q Filed on August 14, 2024

On August 19, 2024, the Company entered into an amendment of the Business Combination Agreement with HCYC, in which both parties agreed to revise the proposed transaction financing of the business combination to $9 million.

On September 3, 2024 and October 2, 2024, the Company entered into the extension letters with the sponsors to extend the timeline of the business combination from September 4, 2024 to October 4, 2024, and from October 4, 2024 to November 4, 2024, respectively. An aggregate of $110,000 extension fund is expected to be deposited into the trust account by the sponsors.